INCOME AND MINING TAXES - Changes in net deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME AND MINING TAXES
Net deferred income and mining tax liabilities - beginning of year	$ 4,919,475	$ 3,970,301
Income and mining tax impact recognized in net income	213,845	52,041
Income tax impact recognized in other comprehensive income and equity	(269)	984
Net deferred income and mining tax liabilities - end of year	$ 5,133,051	4,919,475
Yamana
INCOME AND MINING TAXES
Deferred income tax assets (liability) acquired on business combinations		$ 896,149